NET LOANS RECEIVABLE (Schedule of Nonaccrual Loans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans	$ 246	$ 254
Average nonaccrual loans	250	269
Interest income that would have been recognized	15	17
Interest income recognized	17	24
Interest income foregone
First Mortgage Loans Land Acquisition And Development [Member]
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans
Average nonaccrual loans
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans
Average nonaccrual loans		12
First Mortgage Loans One To Four Family Dwellings [Member]
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans	246	254
Average nonaccrual loans	250	257
Consumer Loans Home Equity Lines Of Credit [Member]
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans
Average nonaccrual loans
First Mortgage Loans Construction [Member]
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans
Average nonaccrual loans